Property and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 - PROPERTY AND EQUIPMENT, NET

Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of June 30,	As of December 31,
	2025	2024
	(Unaudited)
Mechanical equipment	$5,314,615	$5,182,648
Electronic equipment	45,017	36,360
Vehicles	344,378	342,950
Subtotal	5,704,010	5,561,958
Less: accumulated depreciation	(1,995,226)	(1,704,758)
Property and equipment, net	$3,708,784	$3,857,200

For the six months ended June 30, 2025 and 2024, depreciation expenses amounted to $282,373 and $250,604, respectively.